Vanguard Market Neutral Fund Investment Risks - Retail Prospectus [Member] - Vanguard Market Neutral Fund	Dec. 31, 2025
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Market Neutral Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Neutral Strategy. There is no guarantee that the Fund’s market neutral strategy will be successful. In particular, the strategy may not limit the Fund’s exposure to general equity market risks, including risks associated with equity market movements, capitalization ranges, investment styles (such as growth or value), industry fluctuations, and other related factors. There is also no guarantee that the Fund will achieve returns that exceed the returns of 3-month U.S. Treasury bills. The Fund’s use of both long and short positions may result in greater losses or lower positive returns than a strategy that employs only long positions. Short positions involve additional costs and expenses, which can increase the Fund’s expense ratio and may reduce the Fund’s returns. Gains from short positions may be partially or fully offset by declines in long positions, and vice versa. During periods of strong equity market performance, the Fund is expected to underperform the broader market, as losses from short positions may offset gains from long positions. Additionally, it is possible that securities the Fund holds in long positions decline in value while securities held in short positions increase in value, thereby increasing losses to the Fund.
Short-Selling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Short Selling. The Fund may lose money in connection with its short sales of certain securities. In a short sale, the Fund sells a security that it does not own and “borrows” the security from a third-party in order to settle the transaction with the original buyer. The Fund later repurchases the security on the open market and returns it to the third party. The Fund can profit from a short sale if the price of the borrowed security declines before the Fund repurchases it. However, there is no guarantee that the price of the borrowed security will decline. In fact, the security’s price may rise, which would increase the cost to the Fund to repurchase the security and ultimately result in a loss to the Fund. Because there is no upward limit on how high the price of a borrowed security could rise, the Fund’s potential for loss in connection with a short sale is theoretically unlimited. In addition, when the Fund sells short, it normally will incur two types of expenses, borrowing expenses and dividend expenses, both of which can increase the Fund’s expense ratio.
Investing in Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Capitalization (Market Cap). Companies are generally classified into three types of market cap depending on their size: small-, mid-, and large-cap. Companies can be further classified into micro- or mega-cap. Different factors can affect each market cap uniquely, and historically small- and mid-cap stocks have typically been more volatile due to the effects of changing economic conditions. Large companies may not reach the same levels of growth or performance as smaller companies, and they may be slower to react to competitive challenges. The performance of funds that invest in a subset of market caps could diverge from the performance of a fund that is focused on a broader representation of the stock market.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. The Fund is actively managed. The advisor’s security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.